Other non-current assets - Summary of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Interest in net assets of joint ventures	€ 80	€ 70	€ 65
Interest in net assets of associates	14	24	€ 19
Long-term trade and other receivables	344	394
Other non-current assets	533	423
Total other non-current assets	€ 971	€ 911